----------------------------------------
                             Nextel STRYPES Trust
                             Financial Statements for the
                             Year Ended December 31, 1999 and
                             Independent Auditors' Report


NEXTEL STRYPES TRUST

TABLE OF CONTENTS
----------------------------------------------------------------------------


                                                                        Page

INDEPENDENT AUDITORS' REPORT                                             1

FINANCIAL STATEMENTS FOR THE YEAR ENDED
   DECEMBER 31, 1999:

   Statement of Net Assets                                               2

   Schedule of Investments                                               3

   Statement of Operations                                               4

   Statements of Changes in Net Assets                                   5

   Notes to Financial Statements                                       6-8

   Financial Highlights                                                  9




INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Nextel STRYPES Trust:

We have audited the accompanying statement of net assets, including the schedule of investments, of Nextel STRYPES Trust as of December 31, 1999, the related statement of operations for the year then ended and statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the two year period ended December 31, 1999 and the period March 10, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Nextel STRYPES Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.





March 24, 2000






NEXTEL STRYPES TRUST


STATEMENT OF NET ASSETS
DECEMBER 31, 1999
-----------------------------------------------------------------------------


ASSETS:
  Investments, at value (amortized cost $80,083,928)
  (Notes 2, 4 and 8)                                             $ 645,821,769
  Cash                                                                   1,743
                                                                 -------------

TOTAL ASSETS                                                      $645,823,512

LIABILITIES:
  Accounts Payable                                                          60
                                                                  ------------
NET ASSETS                                                        $645,823,452
                                                                  ============

COMPOSITION OF NET ASSETS:
  Structured Yield Product Exchangeable for Stock(SM) ("STRYPES"),
    no par value; 7,175,731 shares issued and outstanding
    (Note 9)                                                      $ 79,519,997
  Net unrealized appreciation of investments                       565,737,841
  Undistributed net investment income                                  565,614
                                                                  ------------

NET ASSETS                                                        $645,823,452
                                                                  ============

NET ASSET VALUE PER STRYPES                                       $      90.00
                                                                  ============





NEXTEL STRYPES TRUST

SCHEDULE OF INVESTMENTS
YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------

                                                  Par          Maturity       Market              Amortized
   Securities Description                        Value           Date         Value                  Cost


UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips                $ 1,820,000     02/15/00       $ 1,808,680        $ 1,806,027
  United States Treasury Strips                  1,820,000     05/15/00         1,785,165          1,779,094
                                               -----------                      ---------          ---------
                                               $ 3,640,000                      3,593,845          3,585,121
                                               ===========


FORWARD PURCHASE CONTRACT:
  Nextel Communications, Inc. Common
    Stock Forward Purchase Agreement                           05/15/00       642,227,924         76,498,807
                                                                              -----------         ----------

TOTAL                                                                        $645,821,769        $80,083,928
                                                                             ============        ===========






See notes to financial statements.





NEXTEL STRYPES TRUST

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                       $ 427,072

EXPENSES:
  Administrative fees and expenses                                     $ 43,185
  Legal fees                                                              5,335
  Accounting fees                                                        20,400
  Trustees' fees (Note 5)                                                11,298
  Other expenses                                                         21,969
                                                                       --------

           Total fees and expenses                                      102,187

EXPENSE REIMBURSEMENT (Note 7)                                         (102,187)
                                                                       ---------

           Total expenses - net                                                                 -
                                                                                            ---------

NET INVESTMENT INCOME                                                                        427,072

NET CHANGE IN UNREALIZED APPRECIATION
  OF INVESTMENTS                                                                         505,568,278
                                                                                         ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                                        505,995,350
                                                                                         ===========




See notes to financial statements.





NEXTEL STRYPES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 1999 and 1998
-----------------------------------------------------------------------------




                                                                                   Year Ended            Year Ended
                                                                                   December 31,          December 31,
                                                                                      1999                  1998

OPERATIONS:
  Net investment income                                                              $ 427,072             $ 818,246
  Net change in unrealized appreciation (depreciation) of investments              505,568,278           (16,849,768)
                                                                                   -----------           ------------

           Net increase (decrease) in
             net assets from operations                                            505,995,350           (16,031,522)
                                                                                   -----------           ------------

DIVIDENDS AND DISTRIBUTIONS:
  Net investment income                                                               (943,670)             (528,528)
  Return of capital                                                                 (6,339,697)           (6,754,839)
                                                                                   ------------          ------------

         Net decrease in net assets from dividends and distributions                (7,283,367)           (7,283,367)
                                                                                   ------------          ------------


TOTAL INCREASE (DECREASE) IN NET ASSETS
  FOR THE YEAR                                                                     498,711,983           (23,314,889)

NET ASSETS, BEGINNING OF YEAR                                                      147,111,469           170,426,358
                                                                                   -----------           ------------

NET ASSETS, END OF YEAR                                                           $645,823,452          $147,111,469
                                                                                  ============          =============




See notes to financial statements.






NEXTEL STRYPES TRUST


NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------

1.    ORGANIZATION

      Nextel Strypes Trust (the "Trust") was established on October 25, 1995 and is registered as a nondiversified closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In March 1997, the Trust sold Structured Yield Product Exchangeable for StockSM ("STRYPES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of Nextel Communications, Inc. ("Nextel"), a Delaware corporation, with certain existing shareholders of Nextel ("Contracting Stockholders"). The shares are deliverable pursuant to the contract on May 15, 2000 and the Trust will thereafter terminate.

      Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

      Valuation of Investments - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

      Investment Transactions - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

      Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.    DIVIDENDS AND DISTRIBUTIONS

      STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.015 per annum or $0.25375 per quarter (except for the first distribution on November 15, 1997 which was $0.1833). Distributions are payable quarterly and commenced November 15, 1997.

4.    PURCHASES AND SALES OF INVESTMENTS

      Maturities of U.S. Treasury Strips for the years ended December 31, 1999 and 1998 totaled $7,280,000 and $7,280,000, respectively. There were no sales of such investments during either period. Purchases of U.S. Treasury Strips and the forward purchase contract during the period ended December 31, 1997, totaled $20,940,192 and $76,498,807, respectively.

5.    TRUSTEES FEES

      Each of the three Trustees was paid a one-time, upfront fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed on a straight-line basis over the life of the Trust. As of December 31, 1999, the Trust had expensed $31,790 of such fees.

6.    INCOME TAXES

      The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

      As of December 31, 1999, gross unrealized appreciation and depreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $565,737,841 and $0, respectively. The amortized cost of investment securities for Federal income tax purposes was $80,083,928 at December 31, 1999.

7.    EXPENSES

      The estimated expenses to be incurred by the Trust in connection with the offering of the STRYPES and its ongoing operations is $687,117. Of this amount, $361,517 represents offering expenses ($351,517) and organizational expenses ($10,000) incurred by the Trust. All of these expenses are being paid from cash received by the Administrator from the Contracting Stockholders. At December 31, 1999, the Administrator had paid $291,358 relating to such expenses. The remaining amount of $325,600 represents a prepayment of estimated administrative and other operating expenses of the Trust. Such amount was paid to the Administrator by the Contracting Stockholders. Expenses incurred in excess of this amount will be paid by the Contracting Stockholders.

      Cash received by the Administrator from the Contracting Stockholders of $325,600 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1999, $247,140 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

8.    FORWARD PURCHASE CONTRACT

      On March 10, 1997, the Trust entered into a forward purchase contract with certain existing stockholders of Nextel (the "Contracting Stockholders") and paid to the Contracting Stockholders $76,498,807 in connection therewith. Pursuant to such contract, the Contracting Stockholders are obligated to deliver to the Trust a specified number of shares of common stock on May 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 0.8403 shares and 1.00 share of common stock. See the Trust's original prospectus dated March 4, 1997 for the formula upon which such exchange will be determined.

      The forward purchase contract held by the Trust at December 31, 1999 is as follows:


                                         Exchange         Cost of             Contract            Unrealized
                                           Date           Contract             Value             Appreciation

Nextel Communications, Inc.
  Common Stock Forward
  Purchase Agreement                     05/15/00         $76,498,807         $642,227,924        $ 565,729,117
                                                          ===========         ============        =============



      The Sellers' obligations under the forward purchase contract are collateralized by shares of Nextel common stock which are being held in custody of the Trust's custodian, The Bank of New York. At December 31, 1999, the custodian held 7,175,731 shares with an aggregate value of $739,997,259.

9.    CAPITAL SHARE TRANSACTIONS

      On February 26, 1997 two STRYPES were sold to two of the underwriters of the STRYPES for $100,000 ($50,000 per STRYPES). As a result of a stock split effected immediately prior to the public offering of the STRYPES, these two STRYPES were converted into 7,144 STRYPES. During the offering period, the Trust sold 7,168,587 STRYPES to the public and received net proceeds of $97,349,411 ($100,360,218 net of sales commission of $3,010,807). As of December 31, 1999, there were 7,175,731 STRYPES issued and outstanding with an aggregate cost, net of sales commissions, and return of capital, of $79,519,997.


                                    ******

NEXTEL STRYPES TRUST

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------


The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.


                                                                                                          For the Period
                                                                                                          March 10, 1997
                                                                                                          (Commencement
                                                                 Year Ended           Year Ended        of Operations) to
                                                                December 31,         December 31,          December 31,
                                                                    1999                 1998                  1997

Per share operating performance for a STRYPES
  outstanding throughout the period:
  Investment income - net                                        $ 0.06               $ 0.11                 $ 0.13
  Dividends and distributions from income                         (0.13)               (0.07)                 (0.02)
  Return of capital                                               (0.88)               (0.94)                 (0.67)
  Unrealized gain (loss) on investments                           70.45                (2.35)                 10.73
                                                                 -------              -------                -------

  Net increase (decrease) in net asset value                      69.50                (3.25)                 10.17
  Beginning net asset value                                       20.50                23.75                  13.58
                                                                 -------               ------                 -----

  Ending net asset value                                         $90.00              $ 20.50                $ 23.75
                                                               =============         ========               =======

  Ending market value                                           $ 90.00              $ 20.50                $ 23.75
                                                               =============

Total investment return based on market value                    339.02 %              (9.71)%                75.57 %

Ratios/Supplemental data:
  Ratio of expenses to average net assets:
    Before reimbursement                                           0.03 %               0.06 %                 0.08 %(1)
    After reimbursement                                            0.00                 0.00                   0.00  (1)
  Ratio of net investment income to average net assets:
    Before reimbursement                                           0.09                 0.45                   0.75  (1)
    After reimbursement                                            0.12                 0.52                   0.83  (1)
  Net assets, end of period (in thousands)                     $645,823             $147,111              $ 170,426

(1)Annualized
